Fair Value Measurements - Level 3 Reconciliation (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 08, 2020	Dec. 31, 2022
Fair Value Measurements
Fair value at beginning	$ 1,014,868
Issuance of warrant	2,749,369	$ 14,798,000
Reclassification of warrant liability to shareholders' equity	7,874
Changes in values of liabilities related to options and warrants	556,810	6,946,000
Fair value at ending	$ 3,199,553	$ 7,852,000